DWS RREEF Real Assets Fund Expense Example, No Redemption - DWS RREEF Real Assets Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 685
Expense Example, No Redemption, 3 Years	945
Expense Example, No Redemption, 5 Years	1,224
Expense Example, No Redemption, 10 Years	2,020
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	619
Expense Example, No Redemption, 5 Years	1,072
Expense Example, No Redemption, 10 Years	2,140
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	497
Expense Example, No Redemption, 5 Years	877
Expense Example, No Redemption, 10 Years	1,943
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	497
Expense Example, No Redemption, 10 Years	1,107
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	308
Expense Example, No Redemption, 5 Years	543
Expense Example, No Redemption, 10 Years	1,216
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	574
Expense Example, No Redemption, 10 Years	$ 1,277